Note 38 - Operating Segments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
38	Operating Segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Zimbabwe and South Africa describe the operations of the Group's reportable segments. The Zimbabwe operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited and subsidiaries Blanket Mine (1983) (Private) Limited and Caledonia Mining Services (Private) Limited. The South African geographical segment comprises a gold mine that is on care and maintenance (and now sold), as well as sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) responsible for administrative functions within the Group are taken into consideration in the strategic decision-making process of the CEO and are therefore included in the disclosure below. Reconciling amounts do not represent a separate segment. Information regarding the results of each reportable segment is included below. Performance is measured based on segment profit before income tax, as included in the internal management report that are reviewed by the Group's CEO. Segment profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Information about reportable segments

For the twelve months ended December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	121,329	–	–	–	121,329
Inter-segmental revenue	–	21,662	(21,662)	–	–
Royalty	(6,083)	–	–	–	(6,083)
Production costs	(53,117)	(19,902)	19,893	–	(53,126)
Depreciation	(8,348)	(120)	466	(44)	(8,046)
Other income	47	(1)	–	–	46
Other expenses	(3,241)	–	–	(3,895)	(7,136)
Administrative expenses	(128)	(2,867)	(2)	(6,094)	(9,091)
Management fee	(2,908)	2,908	–	–	–
Cash-settled share-based expense	–	29	691	(1,197)	(477)
Net foreign exchange gain (loss)	1,182	(295)	(92)	389	1,184
Fair value loss on derivative assets and liabilities	–	(105)	–	(135)	(240)
Net finance cost	(1,614)	(2)	–	1,255	(361)
Profit before tax	47,119	1,307	(706)	(9,721)	37,999
Tax expense	(14,356)	(652)	151	–	(14,857)
Profit after tax	32,763	655	(555)	(9,721)	23,142

As at December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	34,440	2,457	(162)	16,198	52,933
Non-Current (excluding intercompany)	159,612	2,315	(4,880)	897	157,944
Expenditure on property, plant and equipment (note 18)	30,575	1,713	(1,019)	–	31,269
Expenditure on evaluation and exploration assets (note 19)	5,554	–	–	163	5,717
Intercompany balances	34,512	9,131	(91,697)	48,054	–

Geographic segment liabilities:
Current (excluding intercompany)	(10,042)	(1,606)	–	(6,040)	(17,688)
Non-current (excluding intercompany)	(11,535)	(313)	322	(1,107)	(12,633)
Intercompany balances	(12,414)	(35,467)	91,697	(43,816)	–

For the twelve months ended December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	100,002	–	–	–	100,002
Inter-segmental revenue	–	23,214	(23,214)	–	–
Royalty	(5,007)	–	–	–	(5,007)
Production costs	(44,032)	(20,318)	20,639	–	(43,711)
Depreciation	(4,920)	(91)	424	(41)	(4,628)
Other income	4,751	14	–	–	4,765
Other expenses	(5,180)	(114)	–	(21)	(5,315)
Administrative expenses	(156)	(2,237)	10	(5,614)	(7,997)
Management fee	(2,492)	2,492	–	–	–
Cash-settled share-based expense	–	(114)	634	(1,933)	(1,413)
Net foreign exchange gain (loss)	4,618	132	(272)	(173)	4,305
Fair value loss on derivative assets and liabilities	–	(164)	–	(102)	(266)
Net finance cost	(352)	47	–	–	(305)
Dividends (paid) received	(2,198)	(1,355)	–	3,553	–
Profit before tax	45,034	1,506	(1,779)	(4,331)	40,430
Tax expense	(14,446)	(854)	380	(253)	(15,173)
Profit after tax	30,588	652	(1,399)	(4,584)	25,257

As at December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	27,070	5,320	(194)	12,390	44,586
Non-Current (excluding intercompany)	133,568	716	(4,237)	3,287	133,334
Expenditure on property, plant and equipment (note 18)	26,391	151	(1,887)	123	24,778
Expenditure on evaluation and exploration assets (note 19)	98	–	–	2,961	3,059
Intercompany balances	17,482	6,752	(69,144)	44,910	–

Geographic segment liabilities:
Current (excluding intercompany)	(6,831)	(1,797)	–	(1,336)	(9,964)
Non-current (excluding intercompany)	(8,065)	–	264	(2,112)	(9,913)
Intercompany balances	–	(34,020)	69,144	(35,124)	–

Major customer

Revenues from Fidelity amounted to $121,329 (2020: $100,002) for the twelve months ended December 31, 2021. Refer to note 7.